Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
2023	Wealth Management		Swiss Bank	Asset Management		Non-core and Legacy	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,281		481	1,106		4,890	7,758
Foreign currency translation impact	(10)		(25)	(31)		0	(66)
Other	0		0	(30)		30	0
Balance at end of period	1,271		456	1,045		4,920	7,692
Accumulated impairment (CHF million)
Balance at beginning of period	0		0	0		4,890	4,890
Impairment losses	1,271	[2]	0	1,045	[2]	30	2,346
Balance at end of period	1,271		0	1,045		4,920	7,236
Net book value (CHF million)
Net book value	0		456	0		0	456
2022
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,300	480	1,101	4,867	7,748
Foreign currency translation impact	4	1	5	0	10
Other	(23)	0	0	23	0
Balance at end of period	1,281	481	1,106	4,890	7,758
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	4,867	4,867
Impairment losses	0	0	0	23	23
Balance at end of period	0	0	0	4,890	4,890
Net book value (CHF million)
Net book value	1,281	481	1,106	0	2,868
Segments are shown net of adjustments regarding certain consolidating entities, including those relating to entities that are managed but are not owned or fully owned by Credit Suisse.
1
Gross amount of goodwill and accumulated impairment included CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

2 Includes adjustments regarding certain consolidating entities of CHF 23 million for Wealth Management and CHF 6 million for Asset Management.